(LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
(LOSS)/INCOME PER SHARE
1 5 .	(LOSS)/INCOME PER SHARE
Basic and diluted (loss)/income per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	(47,974)	142,958	148,100	21,273
Denominator:
Weighted average number of ordinary shares outstanding-basic	101,890,411	113,812,182	114,905,223	114,905,223
Weighted average number of ordinary shares outstanding- diluted	101,890,411	115,881,867	116,181,610	116,181,610
Basic (loss)/income per share	(0.47)	1.26	1.29	0.19
Diluted (loss)/income per share	(0.47)	1.23	1.27	0.18
Basic (loss)/income per ADS	(0.94)	2.51	2.58	0.37
Diluted (loss)/income per ADS	(0.94)	2.47	2.55	0.37
No adjustment has been made to the basic loss per share amount presented for the year ended December 31, 2017 as the impact of the outstanding share options were anti-dilutive.
Nil share options were excluded from the computation of diluted income per share for the year ended December 31, 2018 and 2019, respectively,

because their effect
s
would be anti-dilutive.